Property, Plant and Equipment (Details)	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2023 MYR (RM)
Property, Plant and Equipment [Abstract]
Depreciation expenses of property, plant and equipment	RM 28,308,000		RM 28,310,019	RM 15,859,909
Write-off of property, plant and equipment	15,864	$ 3,764		479
Impairment of property, plant and equipment	RM 6,962,010	$ 1,651,722